UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska  68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/12

Item 1.  Reports to Stockholders.

The Collar Fund

Annual Report

April 30, 2012

Investor Information: 1-888-5-COLLAR (1-888-526-5527)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Collar Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

April 30, 2012

Dear Fellow Shareholders:

The Collar FundTM (COLLX) was up 0.90% in the last six months ended April 30, 2012.  Our benchmark, the iShares Barclay Aggregate Bond index (AGG), was up 2.08% over the same six month period.

As of April 30th, COLLX held 58 stocks and each position was collared with a protective put option and a covered call option.  Our two largest holding as of April 30th were SPY, the S&P 500 iShare Exchange Traded Fund (21% of total portfolio value) and DIA, the Dow Jones Industrial Average iShare Exchange Traded Fund (8%).  Our two largest economic sectors were Information Technology stocks (26% of total portfolio value) and Energy stocks (12%).

Fund assets were $38.7 million as of April 30, 2012.  COLLX current management fees are 0.95%, which are voluntarily reduce to 0.49% on assets exceeding $50 million.  Our fees of less than 1% compare favorably with 2.34%, the 2012 average annual expense for other mutual funds in our Morningstar category.

COLLX adds new bond alternative feature

Even though The Collar Fund is an equity fund, we use a bond index fund (AGG) as our benchmark because COLLX has bond-like volatility.  The Fund’s monthly standard deviation (a measure of volatility) is modestly higher than AGG but less than 1/4th the S&P 500’s standard deviation.   Because of the fund’s low volatility, advisors often position COLLX in their asset allocation as a bond alternative.  Also, Morningstar’s Director of Alternative Fund Research featured COLLX as a bond alternative at the 2011 Morningstar Investment Conference.

A key difference between bonds and COLLX is that bond returns come largely from coupon interest while COLLX returns come from a combination of dividend income and stock appreciation.  In the past, option collars were not a source of income because we primarily employed zero-cost collars (covered call premiums are totally offset by protective put costs).  However, we now are employing some net-credit collars (covered call premiums are greater than protective put costs), so future returns might also include net option premium income.  As a general rule, a zero-cost collar has greater upside potential than a net-credit collar, but with zero-cost collars, gains are largely dependent on stock appreciation.  With net-credit collars, the credit difference between the put and call can produce income even if the underlying stock does not appreciate.  With the recent stock market run-up, rather than relying on additional stock appreciation as the primary source of returns, we think it is timely to augment income by adding net credit collars to the portfolio mix.

Sincerely,

Joseph M. Schwab

Elizabeth M. Uhl

Thomas J. Schwab

Co-Portfolio Manager

Co-Portfolio Manager

Co-Portfolio Manager

0738-NLD-5/14/2012

The Collar Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception Through April 30, 2012*

Annualized Total Returns as of April 30, 2012

	One Year	Since Inception*
The Collar Fund	(1.72)%	2.11%
S&P 500	4.76%	17.97%

________________

* Commencement of operations is June 29, 2009.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.03%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-5-COLLAR (1-888-526-5527).

 Portfolio Composition as of April 30, 2012

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2012
Shares	Security	Market Value
	COMMON STOCKS ^ - 52.90%
	AEROSPACE/DEFENSE - 1.78%
8,900	Boeing Co.	$ 683,520

	APPAREL - 1.56%
5,200	Coach, Inc.	380,432
4,300	Deckers Outdoor Corp. *	219,343
		599,775
	BANKS - 1.35%
7,000	Credit Suisse Group - ADR	163,170
3,100	Goldman Sachs Group, Inc.	356,965
		520,135
	BIOTECHNOLOGY - 2.04%
6,300	United Therapeutics Corp. *	275,625
13,300	Vertex Pharmaceuticals, Inc. *	511,784
		787,409
	COAL - 2.26%
13,600	Alpha Natural Resources, Inc. *	219,368
4,000	CONSOL Energy, Inc.	132,960
9,000	Peabody Energy Corp.	279,990
3,600	Walter Energy, Inc.	238,716
		871,034
	COMMERCIAL SERVICES - 0.60%
6,500	Apollo Group, Inc. *	228,930

	COMPUTERS - 3.07%
7,400	NetApp, Inc. *	287,342
24,800	Research In Motion Ltd. *	354,640
6,400	SanDisk Corp. *	236,864
9,900	Seagate Technology PLC	304,524
		1,183,370
	COSMETICS/PERSONAL CARE - 1.46%
8,600	Estee Lauder Cos., Inc.	562,010

	DIVERSIFIED FINANCIAL SERVICES - 0.28%
400	CME Group, Inc. - Cl. A	106,328

	FOOD - 0.85%
4,900	Hershey Co.	328,349

	HEALTHCARE-PRODUCTS - 0.69%
7,000	Medtronic, Inc.	267,400

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Shares	Security	Market Value
	INTERNET - 11.01%
4,300	Amazon.com, Inc. *	$ 997,170
5,500	Baidu, Inc. - ADR *	729,850
900	Google, Inc. - Cl. A *	544,707
7,000	Netflix, Inc. *	560,980
20,900	SINA Corp *	1,222,859
3,600	Sohu.com, Inc. *	185,652
		4,241,218
	IRON/STEEL - 1.01%
6,900	Allegheny Technologies, Inc.	296,286
1,500	Cliffs Natural Resources, Inc.	93,390
		389,676
	LEISURE TIME - 0.18%
2,500	Royal Caribbean Cruises Ltd.	68,425

	LODGING - 2.51%
9,600	Starwood Hotels & Resorts Worldwide, Inc.	568,320
3,000	Wynn Resorts Ltd.	400,200
		968,520
	MACHINERY-CONSTRUCTION & MINING - 0.88%
3,300	Caterpillar, Inc.	339,141

	MINING - 5.28%
19,200	Agnico-Eagle Mines Ltd.	766,464
12,900	Freeport-McMoRan Copper & Gold, Inc.	494,070
6,200	Newmont Mining Corp.	295,430
9,500	Pan American Silver Corp.	185,345
9,600	Silver Wheaton Corp.	293,088
		2,034,397
	OIL & GAS - 6.94%
29,700	Chesapeake Energy Corp.	547,668
3,100	ConocoPhillips	222,053
3,000	Ensco PLC - ADR	163,950
1,900	InterOil Corp. *	114,836
3,100	Occidental Petroleum Corp.	282,782
9,900	Petroleo Brasileiro SA - ADR	233,096
3,900	Range Resources Corp.	259,974
5,000	Suncor Energy, Inc.	165,200
13,600	Transocean Ltd.	685,304
		2,674,863
	PHARMACEUTICALS - 0.88%
6,100	Express Scripts Holding Co. *	340,319

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Shares	Security	Market Value
	RETAIL - 1.35%
3,000	McDonald's Corp.	$ 292,350
3,300	Tiffany & Co.	225,918
		518,268
	SEMICONDUCTORS - 2.24%
16,700	Cirrus Logic, Inc. *	457,246
13,100	Cree, Inc. *	404,790
		862,036
	SOFTWARE - 3.96%
4,500	Citrix Systems, Inc. *	385,245
11,400	Nuance Communications, Inc. *	278,616
14,000	Oracle Corp.	411,460
2,900	Salesforce.com, Inc. *	451,617
		1,526,938
	TELECOMMUNICATIONS - 0.72%
9,900	Acme Packet, Inc. *	277,893

	TOTAL COMMON STOCKS	20,379,954
	(Cost - $20,001,876)

	EXCHANGE TRADED FUNDS - 29.60%
	EQUITY FUNDS - 29.60%
23,100	SPDR Dow Jones Industrial Average ETF Trust	3,044,580
59,800	SPDR S&P 500 ETF Trust	8,358,246
	TOTAL EXCHANGE TRADED FUNDS	11,402,826
	(Cost - $10,495,797)

Contracts **
	PURCHASED PUT OPTIONS - 5.67%
99	Acme Packet, Inc.	34,650
	Expiration January 2013, Exercise Price $25.00
141	Agnico-Eagle Mines Ltd.	32,571
	Expiration January 2013, Exercise Price $32.50
51	Agnico-Eagle Mines Ltd.	16,575
	Expiration January 2013, Exercise Price $35.00
69	Allegheny Technologies, Inc.	15,525
	Expiration January 2013, Exercise Price $32.50
136	Alpha Natural Resources, Inc.	75,480
	Expiration January 2013, Exercise Price $20.00
32	Amazon.com, Inc.	20,000
	Expiration January 2013, Exercise Price $165.00
11	Amazon.com, Inc.	8,745
	Expiration January 2013, Exercise Price $175.00

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.67%
65	Apollo Group, Inc.	$ 49,075
	Expiration May 2012, Exercise Price $43.00
23	Baidu, Inc. - ADR	23,230
	Expiration January 2013, Exercise Price $115.00
32	Baidu, Inc. - ADR	6,720
	Expiration June 2012, Exercise Price $120.00
50	Boeing Co.	200
	Expiration May 2012, Exercise Price $55.00
39	Boeing Co.	117
	Expiration May 2012, Exercise Price $60.00
33	Caterpillar, Inc.	11,946
	Expiration January 2013, Exercise Price $80.00
297	Chesapeake Energy Corp.	124,740
	Expiration January 2013, Exercise Price $20.00
167	Cirrus Logic, Inc.	27,555
	Expiration January 2013, Exercise Price $20.00
45	Citrix Systems, Inc.	9,900
	Expiration January 2013, Exercise Price $60.00
15	Cliffs Natural Resources, Inc.	12,750
	Expiration January 2013, Exercise Price $60.00
4	CME Group, Inc. - Cl. A	5,320
	Expiration September 2012, Exercise Price $250.00
52	Coach, Inc.	520
	Expiration June 2012, Exercise Price $52.50
31	ConocoPhillips	31
	Expiration May 2012, Exercise Price $60.00
40	CONSOL Energy, Inc.	13,600
	Expiration January 2013, Exercise Price $30.00
70	Credit Suisse Group - ADR	28,000
	Expiration January 2013, Exercise Price $25.00
131	Cree, Inc.	20,567
	Expiration January 2013, Exercise Price $20.00
43	Deckers Outdoor Corp.	73,100
	Expiration January 2013, Exercise Price $65.00
30	Ensco PLC - ADR	10,500
	Expiration September 2012, Exercise Price $52.50
86	Estee Lauder Cos, Inc.	15,910
	Expiration January 2013, Exercise Price $52.50
61	Express Scripts Holding Co.	976
	Expiration June 2012, Exercise Price $45.00
76	Freeport-McMoRan Copper & Gold, Inc.	27,512
	Expiration January 2013, Exercise Price $35.00
53	Freeport-McMoRan Copper & Gold, Inc.	13,303
	Expiration November 2012, Exercise Price $34.00

The accompanying notes are an integral part of these financial statements.
	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2012 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.67%
31	Goldman Sachs Group, Inc.	$ 10,075
	Expiration January 2013, Exercise Price $85.00
9	Google, Inc. - Cl. A	23,310
	Expiration January 2013, Exercise Price $540.00
49	Hershey Co.	3,675
	Expiration January 2013, Exercise Price $55.00
19	InterOil Corp.	2,945
	Expiration June 2012, Exercise Price $47.50
30	McDonald's Corp.	7,170
	Expiration September 2012, Exercise Price $92.50
70	Medtronic, Inc.	210
	Expiration May 2012, Exercise Price $33.00
74	NetApp, Inc.	13,320
	Expiration June 2012, Exercise Price $38.00
43	Netflix, Inc.	33,325
	Expiration January 2013, Exercise Price $62.50
27	Netflix, Inc.	23,490
	Expiration June 2012, Exercise Price $85.00
62	Newmont Mining Corp.	25,730
	Expiration January 2013, Exercise Price $45.00
114	Nuance Communications, Inc.	39,900
	Expiration January 2013, Exercise Price $25.00
31	Occidental Petroleum Corp.	434
	Expiration May 2012, Exercise Price $75.00
140	Oracle Corp.	16,800
	Expiration January 2013, Exercise Price $25.00
95	Pan American Silver Corp.	28,025
	Expiration January 2013, Exercise Price $20.00
90	Peabody Energy Corp.	36,450
	Expiration January 2013, Exercise Price $30.00
99	Petroleo Brasileiro SA - ADR	36,135
	Expiration January 2013, Exercise Price $25.00
39	Range Resources Corp.	21,840
	Expiration January 2013, Exercise Price $60.00
99	Research In Motion Ltd.	104,148
	Expiration June 2012, Exercise Price $25.00
71	Research In Motion Ltd.	80,230
	Expiration June 2012, Exercise Price $26.00
78	Research In Motion Ltd.	117,390
	Expiration June 2012, Exercise Price $30.00
25	Royal Caribbean Cruises Ltd.	7,225
	Expiration January 2013, Exercise Price $25.00
29	Salesforce.com, Inc.	10,440
	Expiration January 2013, Exercise Price $95.00

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.67%
64	SanDisk Corp.	$ 53,760
	Expiration January 2013, Exercise Price $43.00
99	Seagate Technology PLC	23,364
	Expiration January 2013, Exercise Price $25.00
96	Silver Wheaton Corp.	29,280
	Expiration January 2013, Exercise Price $28.00
55	SINA Corp.	37,400
	Expiration January 2013, Exercise Price $50.00
17	SINA Corp.	13,600
	Expiration January 2013, Exercise Price $52.50
37	SINA Corp.	33,855
	Expiration January 2013, Exercise Price $55.00
49	SINA Corp.	53,655
	Expiration January 2013, Exercise Price $57.50
51	SINA Corp.	60,180
	Expiration January 2013, Exercise Price $60.00
36	Sohu.com, Inc.	36,000
	Expiration January 2013, Exercise Price $55.00
525	SPDR S&P 500 ETF Trust	184,275
	Expiration December 2012, Exercise Price $120.00
73	SPDR S&P 500 ETF Trust	29,638
	Expiration December 2012, Exercise Price $123.00
231	SPDR Dow Jones Industrial Average ETF Trust	90,090
	Expiration December 2012, Exercise Price $119.00
60	Starwood Hotels & Resorts Worldwide, Inc.	12,780
	Expiration January 2013, Exercise Price $45.00
36	Starwood Hotels & Resorts Worldwide, Inc.	11,700
	Expiration January 2013, Exercise Price $50.00
50	Suncor Energy, Inc.	13,750
	Expiration January 2013, Exercise Price $30.00
33	Tiffany & Co.	7,326
	Expiration May 2012, Exercise Price $70.00
39	Transocean Ltd.	19,110
	Expiration January 2013, Exercise Price $47.50
37	Transocean Ltd.	22,200
	Expiration January 2013, Exercise Price $50.00
60	Transocean Ltd.	16,560
	Expiration August 2012, Exercise Price $47.50
5	United Therapeutics Corp.	2,005
	Expiration August 2012, Exercise Price $45.00
58	United Therapeutics Corp.	17,400
	Expiration November 2012, Exercise Price $40.00
28	Vertex Pharmaceuticals, Inc.	11,200
	Expiration January 2013, Exercise Price $33.00

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.67%
105	Vertex Pharmaceuticals, Inc.	$ 51,450
	Expiration January 2013, Exercise Price $35.00
18	Walter Energy, Inc.	9,270
	Expiration January 2013, Exercise Price $52.50
18	Walter Energy, Inc.	4,464
	Expiration September 2012, Exercise Price $50.00
15	Wynn Resorts Ltd.	2,145
	Expiration June 2012, Exercise Price $115.00
15	Wynn Resorts Ltd.	18,000
	Expiration June 2012, Exercise Price $140.00
	TOTAL PURCHASED OPTIONS	2,185,842
	( Cost - $3,336,913)

	SHORT-TERM INVESTMENTS - 17.17%
Shares	MONEY MARKET FUND - 17.17%
6,615,577	Dreyfus Treasury Prime Cash Management, 0.00% +	6,615,577
	TOTAL SHORT-TERM INVESTMENTS	6,615,577
	( Cost - $6,615,577)

	TOTAL INVESTMENTS - 105.34%
	( Cost - $40,450,163)	$ 40,584,199
	CALL OPTIONS WRITTEN - (7.22) %	($2,780,909)
	OTHER ASSETS LESS LIABILITIES - 1.88%	725,011
	NET ASSETS - 100.00%	$ 38,528,301

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on April 30, 2012.
ADR - American Depositary Receipt
^ Each common stock position is subject to written call options.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN - (7.22)%
99	Acme Packet, Inc.	46,530
	Expiration January 2013, Exercise Price $30.00
141	Agnico-Eagle Mines Ltd.	74,730
	Expiration January 2013, Exercise Price $40.00
51	Agnico-Eagle Mines Ltd.	21,165
	Expiration January 2013, Exercise Price $42.50

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.22)%
69	Allegheny Technologies, Inc.	$ 60,720
	Expiration January 2013, Exercise Price $37.50
136	Alpha Natural Resources, Inc.	10,608
	Expiration January 2013, Exercise Price $25.00
17	Amazon.com, Inc.	78,200
	Expiration January 2013, Exercise Price $200.00
15	Amazon.com, Inc.	64,125
	Expiration January 2013, Exercise Price $205.00
11	Amazon.com, Inc.	43,725
	Expiration January 2013, Exercise Price $210.00
65	Apollo Group, Inc.	423
	Expiration May 2012, Exercise Price $49.00
23	Baidu, Inc. - ADR	29,555
	Expiration January 2013, Exercise Price $145.00
32	Baidu, Inc. - ADR	16,960
	Expiration June 2012, Exercise Price $135.00
50	Boeing Co.	71,250
	Expiration May 2012, Exercise Price $62.50
39	Boeing Co.	36,660
	Expiration May 2012, Exercise Price $67.50
33	Caterpillar, Inc.	38,940
	Expiration January 2013, Exercise Price $100.00
297	Chesapeake Energy Corp.	29,403
	Expiration January 2013, Exercise Price $25.00
167	Cirrus Logic, Inc.	100,200
	Expiration January 2013, Exercise Price $25.00
45	Citrix Systems, Inc.	78,750
	Expiration January 2013, Exercise Price $72.50
15	Cliffs Natural Resources, Inc.	9,225
	Expiration January 2013, Exercise Price $67.50
4	CME Group, Inc. - Cl. A	5,720
	Expiration September 2012, Exercise Price $270.00
52	Coach, Inc.	55,120
	Expiration June 2012, Exercise Price $62.50
31	ConocoPhillips	13,082
	Expiration May 2012, Exercise Price $67.50
40	CONSOL Energy, Inc.	10,400
	Expiration January 2013, Exercise Price $37.00
70	Credit Suisse Group - ADR	7,350
	Expiration January 2013, Exercise Price $30.00
131	Cree, Inc.	115,935
	Expiration January 2013, Exercise Price $25.00
43	Deckers Outdoor Corp.	7,310
	Expiration January 2013, Exercise Price $75.00

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.22)%
30	Ensco PLC - ADR	$ 8,550
	Expiration September 2012, Exercise Price $57.50
52	Estee Lauder Cos, Inc.	38,480
	Expiration January 2013, Exercise Price $62.50
34	Estee Lauder Co's., Inc. *	20,740
	Expiration January 2013, Exercise Price $65.00
61	Express Scripts Holding Co.	25,437
	Expiration June 2012, Exercise Price $52.00
76	Freeport-McMoRan Copper & Gold, Inc.	22,116
	Expiration January 2013, Exercise Price $42.00
53	Freeport-McMoRan Copper & Gold, Inc.	18,815
	Expiration November 2012, Exercise Price $39.00
31	Goldman Sachs Group, Inc.	54,095
	Expiration January 2013, Exercise Price $105.00
9	Google, Inc. - Cl. A	32,850
	Expiration January 2013, Exercise Price $645.00
49	Hershey Co.	20,580
	Expiration January 2013, Exercise Price $65.00
19	InterOil Corp.	17,290
	Expiration June 2012, Exercise Price $55.00
30	McDonald's Corp.	2,460
	Expiration September 2012, Exercise Price $105.00
70	Medtronic, Inc.	5,250
	Expiration May 2012, Exercise Price $38.00
74	NetApp, Inc.	5,624
	Expiration June 2012, Exercise Price $43.00
43	Netflix, Inc.	68,069
	Expiration January 2013, Exercise Price $80.00
27	Netflix, Inc.	4,509
	Expiration June 2012, Exercise Price $95.00
62	Newmont Mining Corp.	22,630
	Expiration January 2013, Exercise Price $50.00
114	Nuance Communications, Inc.	15,390
	Expiration January 2013, Exercise Price $30.00
31	Occidental Petroleum Corp.	20,770
	Expiration May 2012, Exercise Price $85.00
140	Oracle Corp.	32,060
	Expiration January 2013, Exercise Price $30.00
95	Pan American Silver Corp.	8,550
	Expiration January 2013, Exercise Price $25.00
90	Peabody Energy Corp.	20,430
	Expiration January 2013, Exercise Price $37.00
99	Petroleo Brasileiro SA - ADR	4,356
	Expiration January 2013, Exercise Price $30.00

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.22)%
39	Range Resources Corp.	$ 20,670
	Expiration January 2013, Exercise Price $70.00
99	Research In Motion Ltd.	149
	Expiration June 2012, Exercise Price $30.00
71	Research In Motion Ltd.	142
	Expiration June 2012, Exercise Price $31.00
78	Research In Motion Ltd.	78
	Expiration June 2012, Exercise Price $35.00
25	Royal Caribbean Cruises Ltd.	7,125
	Expiration January 2013, Exercise Price $30.00
29	Salesforce.com, Inc.	135,720
	Expiration January 2013, Exercise Price $115.00
64	SanDisk Corp.	5,504
	Expiration January 2013, Exercise Price $52.00
99	Seagate Technology PLC	49,005
	Expiration January 2013, Exercise Price $30.00
96	Silver Wheaton Corp.	23,616
	Expiration January 2013, Exercise Price $35.00
55	SINA Corp.	56,925
	Expiration January 2013, Exercise Price $60.00
66	SINA Corp.	55,110
	Expiration January 2013, Exercise Price $65.00
37	SINA Corp.	25,900
	Expiration January 2013, Exercise Price $70.00
21	SINA Corp.	12,495
	Expiration January 2013, Exercise Price $72.50
30	SINA Corp.	15,900
	Expiration January 2013, Exercise Price $75.00
36	Sohu.com, Inc.	9,000
	Expiration January 2013, Exercise Price $67.50
525	SPDR S&P 500 ETF Trust	384,825
	Expiration December 2012, Exercise Price $140.00
73	SPDR S&P 500 ETF Trust	34,820
	Expiration December 2012, Exercise Price $145.00
231	SPDR Dow Jones Industrial Average ETF Trust	150,150
	Expiration December 2012, Exercise Price $131.00
60	Starwood Hotels & Resorts Worldwide, Inc.	53,100
	Expiration January 2013, Exercise Price $55.00
36	Starwood Hotels & Resorts Worldwide, Inc.	21,960
	Expiration January 2013, Exercise Price $60.00
50	Suncor Energy, Inc.	14,250
	Expiration January 2013, Exercise Price $35.00
33	Tiffany & Co.	198
	Expiration May 2012, Exercise Price $80.00

The accompanying notes are an integral part of these financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.22)%
39	Transocean Ltd.	$ 16,380
	Expiration January 2013, Exercise Price $55.00
37	Transocean Ltd.	12,025
	Expiration January 2013, Exercise Price $57.50
60	Transocean Ltd.	18,300
	Expiration August 2012, Exercise Price $52.50
5	United Therapeutics Corp.	625
	Expiration August 2012, Exercise Price $50.00
58	United Therapeutics Corp.	24,940
	Expiration November 2012, Exercise Price $45.00
28	Vertex Pharmaceuticals, Inc.	19,320
	Expiration January 2013, Exercise Price $38.00
27	Vertex Pharmaceuticals, Inc.	16,470
	Expiration January 2013, Exercise Price $40.00
78	Vertex Pharmaceuticals, Inc.	41,340
	Expiration January 2013, Exercise Price $43.00
18	Walter Energy, Inc.	26,550
	Expiration January 2013, Exercise Price $60.00
18	Walter Energy, Inc.	23,760
	Expiration September 2012, Exercise Price $57.50
15	Wynn Resorts Ltd.	8,925
	Expiration June 2012, Exercise Price $135.00
15	Wynn Resorts Ltd.	495
	Expiration June 2012, Exercise Price $165.00
	TOTAL CALL OPTIONS WRITTEN	$ 2,780,909
	(Proceeds - $ 2,981,564) (a)

** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written)
is $37,858,074 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,698,666
	Unrealized Depreciation:	(3,753,450)
	Net Unrealized Depreciation:	$ (54,784)

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

Assets:
Investments in Securities at Market Value (identified cost $40,450,163)	$ 40,584,199
Deposit with Broker	852,125
Dividends and Interest Receivable	32,932
Total Assets	41,469,256

Liabilities:
Call Options Written, at value (proceeds $2,981,564)	2,780,909
Payable for Fund Shares Repurchased	128,651
Accrued Advisory Fee	31,395
Total Liabilities	2,940,955

Net Assets (Unlimited shares of no par value authorized;
3,758,645 shares of beneficial interest outstanding)	$ 38,528,301

Net Asset Value, Offering and Redemption Price Per Share
($38,528,301 / 3,758,645 shares of beneficial interest outstanding)	$ 10.25

Composition of Net Assets:
At April 30, 2012, Net Assets consisted of:
Paid-in-Capital	$ 39,416,723
Undistributed Net Investment Income	65,769
Accumulated Net Realized Loss on Investments	(1,288,882)
Net Unrealized Appreciation (Depreciation) on:
Investments	1,285,107
Options Purchased	(1,151,071)
Options Written	200,655
Net Assets	$ 38,528,301

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2012

Investment Income:
Dividend Income (Less $8,855 Foreign Taxes Withholding)	$ 519,149
Interest Income	319
Total Investment Income	519,468

Expenses:
Investment Advisory Fees	453,890
Less: Expenses Waived by Adviser	(3,385)

Net Expenses	450,505

Net Investment Income	68,963

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) From:
Investments	(3,796,330)
Foreign Currency	(24)
Options Purchased	(1,597,840)
Options Written	4,424,387
Net Realized Loss on Investments and Options	(969,807)
Purchased and Written
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,429,711)
Options Purchased	60,708
Options Written	1,289,059
Net Change in Unrealized Depreciation on	(79,944)
Investment and Options Purchased and Written

Net Realized and Unrealized Loss on Investments	(1,049,751)

Net Decrease in Net Assets Resulting From Operations	$ (980,788)

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2012
	Year	Year
	Ended	Ended
	April 30, 2012	April 30, 2011
Operations:
Net Investment Gain (Loss)	$ 68,963	$ (159,406)
Net Realized Gain (Loss) on Investments and Options Purchased & Written	(969,807)	1,410,014
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Options Purchased & Written	(79,944)	42,116
Net Increase (Decrease) in Net Assets
Resulting From Operations	(980,788)	1,292,724

Distributions to Shareholders From:
Net Realized Capital Gains ($0.35 & $0.01 per share, respectively)	(1,547,552)	(25,325)
Total Distributions to Shareholders	(1,547,552)	(25,325)

Beneficial Interest Transactions:
Proceeds from Shares Issued (703,422 & 3,170,117 shares, respectively)	7,404,379	33,553,288
Distributions Reinvested (136,597 & 2,008 shares, respectively)	1,383,729	21,590
Cost of Shares Redeemed (2,135,377 & 840,229 shares, respectively)	(22,251,404)	(8,931,139)
Total Beneficial Interest Transactions	(13,463,296)	24,643,739

Increase (Decrease) in Net Assets	(15,991,636)	25,911,138

Net Assets:
Beginning of Year	54,519,937	28,608,799
End of Year *	$ 38,528,301	$ 54,519,937

* Includes Undistributed Net Investment Income	$ 65,769	$ -

The accompanying notes are an integral part of these financial statements.

The Collar Fund
FINANCIAL HIGHLIGHTS
April 30, 2012

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Year Ended	Year Ended	Period Ended
	April 30, 2012	April 30, 2011	April 30, 2010**

Net Asset Value, Beginning of Period	$ 10.79	$ 10.51	$ 10.00
Increase (Decrease) From Operations:
Net investment gain (loss) (a)	0.02	(0.04)	(0.02)
Net gain (loss) from securities
(both realized and unrealized)	(0.21)	0.33	0.53
Total from operations	(0.19)	0.29	0.51

Less Distributions:
From net realized gains on investments	(0.35)	(0.01)	-
Total Distributions	(0.35)	(0.01)	-

Net Asset Value, End of Period	$ 10.25	$ 10.79	$ 10.51

Total Return (b)	(1.72)%	2.72%	5.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 38,528	$ 54,520	$ 28,609
Ratios to average net assets (e):
Expenses, net of fee waiver	0.94%	0.94%	0.95%	(c)
Expenses, before fee waiver	0.95%	0.95%	0.95%	(c)
Net investment income, net of fee waiver	0.14%	(0.38)%	(0.20)%	(c)
Portfolio turnover rate	151.64%	101.33%	0.46%	(d)
__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of investment companies in which the Fund invests.
**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012

1.

ORGANIZATION

The Collar Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on June 29, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 20,379,954	$ -	$ -	$ 20,379,954
Exchange-Traded Funds	11,402,826			11,402,826
Purchased Put Options	2,185,842	-	-	2,185,842
Money Market Fund	6,615,577	-	-	6,615,577
Total	$ 40,584,199	$ -	$ -	$ 40,584,199

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 2,780,909	$ -	$ -	$ 2,780,909
Total	$ 2,780,909	$ -	$ -	$ 2,780,909

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into or out of Level 1 and Level 2

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Continued)

favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of April 30, 2012, the amount of unrealized depreciation and realized gain on option contracts subject to equity price risk amounted to $950,416 and $2,826,547, respectively.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Summit Portfolio Advisors, LLC. (the “Adviser”).  The Adviser pays all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage expenses, taxes, interest, dividend expense on securities sold short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.95% of the average daily net assets of the Fund.  For the year ended April 30, 2012, the Adviser earned advisory fees of $453,890.

The Adviser has voluntarily agreed to reduce its management fee to 0.49% on net assets exceeding $50 million.  During the year ended April 30, 2012, the Adviser waived $3,385 in Advisory fees.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Continued)

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended April 30, 2012 amounted to $58,806,790 and $63,289,707, respectively.

Transactions in option contracts written during the year ended April 30, 2012 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	7,502	$ 4,382,050
Options Written	9,316	4,689,916
Options Closed	(1,509)	(1,087,373)
Options Exercised	(2,688)	(1,519,271)
Options Expired	(7,405)	(3,483,758)
Outstanding at End of Period	5,216	$ 2,981,564

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2012	April 30, 2011
Ordinary Income	$ 1,547,552	$ -
Long-Term Capital Gain	-	25,325

As of April 30, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	& Other	Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 60,250	$ -	$ (218,227)	$ (675,661)	$ (54,784)	$ (888,422)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and adjustment for return of capital distributions from a “C” Corporation.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $218,227.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  The Act provides several benefits, including unlimited carryover on future capital losses.  At April 30, 2012, the Fund had a short term capital loss carry forward for federal income tax purposes available to offset future capital gains of $675,661.

Permanent book and tax differences primarily attributable to the reclassification due to the tax treatment of foreign exchange losses and short-term capital gains distributions, and adjustment for return of capital distributions from a “C” Corporation, resulted in the reclassification for the period ended April 30, 2012 as follows: a decrease of $3,194 in undistributed net investment income and in accumulated net realized loss on investments.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Continued)

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

The Collar Fund

We have audited the accompanying statement of assets and liabilities of The Collar Fund, a series of Northern Lights Fund Trust (the “Trust”), including the portfolio of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 29, 2009 (commencement of operations) through April 30, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Collar Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 27, 2012

The Collar Fund

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee
Anthony J. Hertl (61) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (12 portfolios since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006).	97
Gary W. Lanzen (58) Trustee since 2005 Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006-2010); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006).	97
Mark H. Taylor (48) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)(since 2007); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007).	98
John V Palancia (57) Trustee since 2011 Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011). Other Directorships: Northern Lights Variable Trust (since 2011); NLFT III (since February 2012).	98
Interested Trustees and Officers
Michael Miola*** (59) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003). Other Directorships: AdvisorOne Funds (12 portfolios); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006).	97

The Collar Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2012

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee

Andrew Rogers (42)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

Chief Executive Officer Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); President and Manager, GemCom LLC (2004-2011).

Other Directorships: N/A

N/A

Kevin E. Wolf (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); Vice-President, GemCom, LLC (since 2004).

Other Directorships: N/A

N/A

James P. Ash (35)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Senior Vice President of Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008-2011).

Other Directorships: N/A

N/A

Lynn Bowley (53)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-5-COLLAR (1-888-526-5527).

The Collar Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2012

As a shareholder of The Collar Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Collar Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Paid During Period* 11/01/11 - 04/30/12
Actual
The Collar Fund	$1,000.00	$1,010.89	$4.70
Hypothetical (5% return before expenses)
The Collar Fund	$1,000.00	$1,020.19	$4.72

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.94% multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Renewal of Advisory Agreement – The Collar Fund (Unaudited)

In connection with a meeting held on February 22, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Summit Portfolio Advisors, LLC (“Summit” or the “Adviser”) and the Trust, on behalf of The Collar Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Summit’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Summit’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Summit’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  They reviewed the performance of the Fund compared to a peer group of similar mutual funds and its benchmark.  The Board concluded that the Adviser’s past performance was reasonable.

 Fees and Expenses.  The Board noted that Summit charges a 0.95% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fee was acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Adviser	Summit Portfolio Advisors, LLC P.O. Box 837 Denver, Colorado 80201
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $13,900

2011 - $13,500

(b)

Audit-Related Fees

2012 – None

2011 – None

(c)

Tax Fees

2012 – $3,100

2011 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $3,100

2011 - $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/12

By (Signature and Title)

/s/Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/9/12